Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB

Payables to merchants and other partners	1,391,093	1,271,021	1,935,147
Due to consumers in financial services	2,946,243	3,207,304	7,082,964
Employee compensation and welfare payable	2,410,332	2,325,295	2,715,022
Tax payables	1,658,525	2,059,843	2,505,109
Payables and accruals for other costs and expenses	2,383,335	2,614,514	3,013,301
Provision for the shareholder class action lawsuits(Note 36(b))	—	—	5,201,312
Security deposits received	1,414,683	1,411,875	1,528,547
Payables related to market and promotion expenses	1,140,401	1,188,268	1,912,148
Deferred revenue and customer advances	905,524	685,846	833,251
Payables related to property and equipment	283,889	433,668	429,438
Other current financial liabilities measured at FVTPL (i)	32,971	427,208	1,151,472
Others	1,213,665	1,147,778	1,338,346
Total	15,780,661	16,772,620	29,646,057